Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)		Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on		Net Income (in millions) (7)	Adjusted Earnings Per Share
	PEO 1 Mark S. LaVigne	PEO 2 Alan R. Hoskins	PEO 1 Mark S. LaVigne	PEO 2 Alan R. Hoskins			Total Shareholder Return (TSR) (5)	Peer Group Total Shareholder Return (6)
2023	$9,586,730	$—	$13,612,811	$—	$2,127,481	$2,340,281	$90.34	$106.13	$140.5	$3.09
2022	$9,048,440	$—	$4,057,873	$—	$2,179,195	$1,399,295	$68.47	$91.57	$(231.5)	$3.08
2021	$5,958,735	$3,168,310	$4,939,119	$1,031,868	$1,461,171	$911,989	$102.59	$99.86	$160.9	$3.48

Company Selected Measure Name			adjusted EPS
Named Executive Officers, Footnote	Represents the total compensation of our principal executive officer ("PEO"), Mark S. LaVigne, as reported in the Summary Compensation table for each year indicated. Mr. LaVigne became the CEO beginning January 1, 2021. Alan S. Hoskins was the CEO prior to that date and for the first three months of fiscal year 2021.Represents the average of the total compensation of each of our non-PEO NEOs as reported in the Summary Compensation Table for each year indicated. The non-PEO NEOs included in this calculation for each year are as follows:
2023: John J. Drabik, Michael A. Lampman, Robin W. Vauth and Susan K. Drath
2022: John J. Drabik, Michael A. Lampman, Robin W. Vauth and Susan K. Drath
2021: John J. Drabik, Susan K. Drath, Timothy W. Gorman and Hannah H. Kim. Hannah H. Kim left the Company on July 23, 2021.

Adjustment To PEO Compensation, Footnote	The following table sets forth, for each year indicated, the PEOs included in the Pay Versus Performance table and the adjustments (i.e., amounts deducted and added) made to the PEO’s Summary Compensation Table total to determine the CAP to each PEO.

	PEO 1 Mark S. LaVigne			PEO 2 Alan Hoskins
	2023	2022	2021	2021
Total Compensation as reported in Summary Compensation Table ("SCT")	$9,586,730	$9,048,440	$5,958,735	$3,168,310
Pension values reported in SCT	$(5,635)	$(3,366)	$(2,266)	$(38,597)
Fair Value of equity awards granted during fiscal year	$(7,246,505)	$(6,524,303)	$(3,850,020)	$(350,009)
Pension Value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—
Fair value of equity compensation granted in current year that were outstanding unvested at the end of the fiscal year (valued at end of year)	$8,467,358	$3,862,678	$3,497,982	$331,261
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$52,857	$(10,699)	$126,106	$382,127
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$2,353,730	$(2,457,811)	$(886,643)	$(2,432,650)
Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$404,276	$142,934	$95,225	$(28,574)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$—	$—	$—
Compensation Actually Paid to PEO	$13,612,811	$4,057,873	$4,939,119	$1,031,868

Non-PEO NEO Average Total Compensation Amount			$ 2,127,481	$ 2,179,195	$ 1,461,171
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,340,281	1,399,295	911,989
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth, for each year indicated, the adjustments (i.e., amounts deducted and added) made to the average non- PEO NEOs' Summary Compensation Table total to determine the average CAP to the non-PEO NEOs.

	2023	2022	2021
Total Average Compensation as reported in SCT	$2,127,481	$2,179,195	$1,461,171
Pension values reported in SCT	$(15,193)	$(13,320)	$(3,541)
Fair Value of equity awards granted during fiscal year	$(1,269,647)	$(1,247,638)	$(700,746)
Pension Value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	$21,789	$35,728	$—
Fair value of equity compensation granted in current year that were outstanding unvested at the end of the fiscal year (valued at end of year)	$1,266,652	$738,657	$485,841
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$15,532	$(2,508)	$34,263
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$287,712	$(313,695)	$(238,189)
Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$53,605	$22,875	$11,412
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$(147,650)	$—	$(138,223)
Average Compensation Actually Paid to non-PEO NEOs	$2,340,281	$1,399,295	$911,989

Compensation Actually Paid vs. Total Shareholder Return			Relationship between CAP and TSR The chart below reflects the relationship between the PEOs' and average non-PEO NEOs' CAP, the Company's TSR and the TSR of the Company's peer group.
Compensation Actually Paid vs. Net Income			Relationship between CAP and Net Income The chart below reflects the relationship between the PEOs' and average non-PEO NEOs' CAP and the Company's net income.
Compensation Actually Paid vs. Company Selected Measure			Relationship between CAP and Adjusted Earnings Per Share The chart below reflects the relationship between the PEOs' and average non-PEO NEOs' CAP and the Company's adjusted EPS.
Tabular List, Table

Performance Measures
Adjusted Net Sales
Adjusted Operating Profit
Adjusted Gross Margin Rate
Adjusted Earnings Per Share
Relative Total Shareholder Return (TSR)

Total Shareholder Return Amount			$ 90.34	68.47	102.59
Peer Group Total Shareholder Return Amount			106.13	91.57	99.86
Net Income (Loss)			$ 140,500,000	$ (231,500,000)	$ 160,900,000
Company Selected Measure Amount | $ / shares			3.09	3.08	3.48
Additional 402(v) Disclosure			Represents the cumulative three-year total return to shareholders ("TSR") of our common stock and assumes that the value of the investment was $100 on September 30, 2020 and that the subsequent dividends were reinvested. Represents the cumulative three-year TSR of our peer group calculated using the same method described in footnote (5). The peer group utilized for each year indicated is the S&P 500 Household Products Index.Represents our reported net income for each year indicated. Included in the fiscal year 2023 net income was a pre-tax pension settlement charge of $50.2 million. Included in the fiscal year 2022 net loss was a pre-tax asset impairment charge of $541.9 million on our goodwill and intangible assets. Included in the fiscal 2021 net income was a pre-tax debt extinguishment of $103.3 million.
Pension Settlement Expense			$ 50,200,000
Impairment Of Goodwill And Intangible Assets				$ 541,900,000
Gain (Loss) On Extinguishment Of Debt					$ (103,300,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Net Sales
Non-GAAP Measure Description			Represents our adjusted EPS for each year indicated, which we believe represents the most important financial performance measure that was used to link CAP to our PEOs and non-PEO NEOs for the most recent fiscal years to Company performance. See Appendix A to this Proxy Statement for a reconciliation of reported earnings per share to adjusted EPS, a non-GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Gross Margin Rate
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return (TSR)
LaVigne [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,586,730	9,048,440	5,958,735
PEO Actually Paid Compensation Amount			$ 13,612,811	$ 4,057,873	4,939,119
PEO Name	Alan S. Hoskins	Mark S. LaVigne	Mark S. LaVigne	Mark S. LaVigne
Hoskins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,168,310
PEO Actually Paid Compensation Amount					1,031,868
PEO | LaVigne [Member] | Pension Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (5,635)	$ (3,366)	(2,266)
PEO | LaVigne [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,246,505)	(6,524,303)	(3,850,020)
PEO | LaVigne [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | LaVigne [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,467,358	3,862,678	3,497,982
PEO | LaVigne [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,857	(10,699)	126,106
PEO | LaVigne [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,353,730	(2,457,811)	(886,643)
PEO | LaVigne [Member] | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			404,276	142,934	95,225
PEO | LaVigne [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Hoskins [Member] | Pension Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(38,597)
PEO | Hoskins [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(350,009)
PEO | Hoskins [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hoskins [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					331,261
PEO | Hoskins [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					382,127
PEO | Hoskins [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,432,650)
PEO | Hoskins [Member] | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(28,574)
PEO | Hoskins [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Pension Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,193)	(13,320)	(3,541)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,269,647)	(1,247,638)	(700,746)
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,789	35,728	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,266,652	738,657	485,841
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,532	(2,508)	34,263
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			287,712	(313,695)	(238,189)
Non-PEO NEO | Equity Awards, Value Of Dividends Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			53,605	22,875	11,412
Non-PEO NEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (147,650)	$ 0	$ (138,223)